Supplemental Condensed Combining Information (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Operating Activities:
Net Income	$ 296,697,000	$ 264,431,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	181,783,000	175,854,000
Change in deferred taxes, net	(12,723,000)	(52,797,000)
Stock Option Compensation Expense	7,424,000	4,478,000
Equity Method Investments	689,394,000		$ 644,709,000
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(265,655,000)	(109,125,000)
Inventories, net	(19,242,000)	(93,321,000)
Prepaid expenses, other current and non-current assets	46,536,000	119,698,000
Accounts payable, accrued expenses and other current and non-current liabilities	(151,537,000)	129,948,000
Income tax payable	34,340,000	(17,171,000)
Net cash provided by (used in) operating activities	179,801,000	447,270,000
Investing Activities:
Purchases of property, plant and equipment	(250,178,000)	(201,196,000)
Proceeds from sale of property, plant and equipment	3,920,000	3,579,000
Net cash paid for acquisitions, investments and intangible assets	(91,058,000)	(21,896,000)
Proceeds from divestitures	216,000	10,678,000
Net cash (used in) provided by investing activities	(337,100,000)	(208,835,000)
Financing Activities:
Increase (decrease) of accounts receivable securitization program	(51,000,000)	(156,250,000)
Proceeds from exercise of stock options	2,544,000	16,451,000
Payment of dividends	0	0
Distributions to Noncontrolling interests	(66,576,000)	(62,015,000)
Contributions from noncontrolling interests	13,299,000	11,171,000
Cash provided by (used in) financing activities	114,947,000	(237,289,000)
Effect of exchange rate changes on cash and cash equivalents	10,622,000	(12,079,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(31,730,000)	(10,933,000)
Cash and cash equivalents at beginning of period	549,500,000	549,500,000	549,500,000
Cash and cash equivalents at end of period	517,770,000	622,922,000	549,500,000
Guarantor 1 [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		(1,000)
Total FMC-AG and Co. KGaA [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		(70,000)
D GmbH [Member]
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents		(992,000)
Issuers [Member]
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties		19,211,000
Accounts payable, accrued expenses and other current and non-current liabilities		(17,938,000)
Income tax payable		632,000
Net cash provided by (used in) operating activities		3,014,000
Financing Activities:
Long-term debt and capital lease obligations, net		(3,015,000)
Cash provided by (used in) financing activities	313,894,000	(3,015,000)
Effect of exchange rate changes on cash and cash equivalents	(259,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(290,000)	(1,000)
Issuers [Member] | FMC US Finance [Member]
Operating Activities:
Net Income	1,128,000	1,109,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity Method Investments	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Accounts receivable from/payable to related parties	19,205,000
Accounts payable, accrued expenses and other current and non-current liabilities	(17,938,000)
Income tax payable	642,000
Net cash provided by (used in) operating activities	3,037,000
Financing Activities:
Long-term debt and capital lease obligations, net	(3,038,000)
Cash provided by (used in) financing activities	(3,038,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(1,000)
Cash and cash equivalents at beginning of period	2,000
Cash and cash equivalents at end of period	1,000		2,000
Guarantors [Member]
Cash and Cash Equivalents:
Cash and cash equivalents at beginning of period		1,000	1,000
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating Activities:
Net Income	228,016,000	209,548,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	212,000	139,000
Change in deferred taxes, net	(8,435,000)	(6,791,000)
(Gain) Loss on sale of fixed assets and investments	(14,000)	(14,000)
Stock Option Compensation Expense	5,582,000	3,170,000
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(199,337,000)	(182,438,000)
Write-off of loans from related parties		0
Equity Method Investments	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	57,627,000	(2,873,000)
Accounts receivable from/payable to related parties	(408,332,000)	(74,066,000)
Accounts payable, accrued expenses and other current and non-current liabilities	14,232,000	33,752,000
Income tax payable	3,798,000	(6,739,000)
Net cash provided by (used in) operating activities	(307,061,000)	(26,312,000)
Investing Activities:
Purchases of property, plant and equipment	(90,000)	(82,000)
Proceeds from sale of property, plant and equipment	20,000	20,000
Disbursements of loans to related parties	10,439,000	(562,000)
Net cash paid for acquisitions, investments and intangible assets	(17,233,000)	0
Proceeds from divestitures	0	0
Net cash (used in) provided by investing activities	(6,864,000)	(624,000)
Financing Activities:
Short-term borrowings, net	318,602,000	20,607,000
Long-term debt and capital lease obligations, net	(6,612,000)	(6,757,000)
Proceeds from exercise of stock options	1,904,000	13,536,000
Payment of dividends		0
Cash provided by (used in) financing activities	313,894,000	27,386,000
Effect of exchange rate changes on cash and cash equivalents	(259,000)	(520,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(290,000)	(70,000)
Cash and cash equivalents at beginning of period	448,000	117,000	117,000
Cash and cash equivalents at end of period	158,000	47,000	448,000
Guarantors [Member] | D GmbH [Member]
Operating Activities:
Net Income	10,564,000	4,729,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,066,000	12,031,000
Change in deferred taxes, net	(4,559,000)	2,315,000
(Gain) Loss on sale of fixed assets and investments	(69,000)	24,000
Equity Method Investments	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	5,260,000	3,247,000
Inventories, net	27,572,000	2,680,000
Prepaid expenses, other current and non-current assets	12,549,000	1,576,000
Accounts receivable from/payable to related parties	(108,844,000)	(50,864,000)
Accounts payable, accrued expenses and other current and non-current liabilities	27,810,000	21,419,000
Income tax payable		0
Net cash provided by (used in) operating activities	105,949,000	83,879,000
Investing Activities:
Purchases of property, plant and equipment	(21,635,000)	(9,634,000)
Proceeds from sale of property, plant and equipment	134,000	68,000
Disbursements of loans to related parties		0
Net cash paid for acquisitions, investments and intangible assets	(45,000)	(565,000)
Proceeds from divestitures		0
Net cash (used in) provided by investing activities	(21,546,000)	(10,131,000)
Financing Activities:
Short-term borrowings, net	(89,521,000)	(74,104,000)
Cash provided by (used in) financing activities	(89,521,000)	(74,104,000)
Effect of exchange rate changes on cash and cash equivalents	63,000	(636,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(5,055,000)	(992,000)
Cash and cash equivalents at beginning of period	5,055,000	5,722,000	5,722,000
Cash and cash equivalents at end of period	0	4,730,000	5,055,000
Guarantors [Member] | FMCH [Member]
Operating Activities:
Net Income	199,941,000	10,067,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	(194,944,000)	(159,299,000)
Equity Method Investments	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Prepaid expenses, other current and non-current assets	(71,966,000)	188,956,000
Accounts receivable from/payable to related parties	8,185,000	44,936,000
Accounts payable, accrued expenses and other current and non-current liabilities	(5,080,000)	1,228,000
Income tax payable	3,255,000	(97,229,000)
Net cash provided by (used in) operating activities	(60,609,000)	(11,341,000)
Investing Activities:
Disbursements of loans to related parties	113,996,000	83,618,000
Net cash paid for acquisitions, investments and intangible assets	(500,000)
Net cash (used in) provided by investing activities	113,496,000	83,618,000
Financing Activities:
Long-term debt and capital lease obligations, net	(52,887,000)	(72,277,000)
Cash provided by (used in) financing activities	(52,887,000)	(72,277,000)
Non Guarantor Subsidiaries [Member]
Operating Activities:
Net Income	279,076,000	385,415,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	174,648,000	171,876,000
Change in deferred taxes, net	160,000	(49,326,000)
(Gain) Loss on sale of fixed assets and investments	973,000	1,033,000
Stock Option Compensation Expense	1,842,000	1,308,000
Equity Method Investments	(16,349,000)	(3,797,000)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(261,807,000)	(105,878,000)
Inventories, net	1,701,000	(89,059,000)
Prepaid expenses, other current and non-current assets	72,513,000	(64,825,000)
Accounts receivable from/payable to related parties	363,507,000	(12,280,000)
Accounts payable, accrued expenses and other current and non-current liabilities	(169,991,000)	91,831,000
Income tax payable	28,438,000	77,633,000
Net cash provided by (used in) operating activities	474,711,000	403,931,000
Investing Activities:
Purchases of property, plant and equipment	(235,713,000)	(197,381,000)
Proceeds from sale of property, plant and equipment	3,766,000	3,491,000
Disbursements of loans to related parties	0	0
Net cash paid for acquisitions, investments and intangible assets	(90,514,000)	(21,331,000)
Proceeds from divestitures	216,000	10,678,000
Net cash (used in) provided by investing activities	(322,245,000)	(204,543,000)
Financing Activities:
Short-term borrowings, net	92,736,000	65,841,000
Long-term debt and capital lease obligations, net	(115,333,000)	(59,997,000)
Increase (decrease) of accounts receivable securitization program	(51,000,000)	(156,250,000)
Proceeds from exercise of stock options	640,000	2,915,000
Payment of dividends	(16,083,000)	0
capital increase	3,463,000
Distributions to Noncontrolling interests	(66,576,000)	(62,015,000)
Contributions from noncontrolling interests	13,299,000	11,171,000
Cash provided by (used in) financing activities	(138,854,000)	(198,335,000)
Effect of exchange rate changes on cash and cash equivalents	10,818,000	(10,923,000)
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	24,430,000	(9,870,000)
Cash and cash equivalents at beginning of period	544,443,000	628,015,000	628,015,000
Cash and cash equivalents at end of period	568,873,000	618,145,000	544,443,000
Combining Adjustment [Member]
Operating Activities:
Net Income	(422,028,000)	(346,437,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(7,143,000)	(8,192,000)
Change in deferred taxes, net	111,000	1,005,000
Income Loss From Equity Method Investments Net Of Dividends Or Distributions	394,281,000	341,737,000
Write-off of loans from related parties		0
Equity Method Investments	0	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	1,412,000	0
Inventories, net	6,629,000	(1,582,000)
Prepaid expenses, other current and non-current assets	911,000	16,000
Accounts receivable from/payable to related parties	(13,772,000)	(636,000)
Accounts payable, accrued expenses and other current and non-current liabilities	(570,000)	(344,000)
Income tax payable	(1,793,000)	8,532,000
Net cash provided by (used in) operating activities	(36,226,000)	(5,901,000)
Investing Activities:
Purchases of property, plant and equipment	7,260,000	5,901,000
Proceeds from sale of property, plant and equipment		0
Disbursements of loans to related parties	(124,435,000)	(83,056,000)
Net cash paid for acquisitions, investments and intangible assets	17,234,000	0
Proceeds from divestitures	0	0
Net cash (used in) provided by investing activities	(99,941,000)	(77,155,000)
Financing Activities:
Short-term borrowings, net	(51,702,000)
Long-term debt and capital lease obligations, net	124,435,000	83,056,000
Payment of dividends	16,083,000	0
capital increase	(3,463,000)
Cash provided by (used in) financing activities	85,353,000	83,056,000
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents	(50,814,000)	$ 0
Cash and cash equivalents at beginning of period	(448,000)
Cash and cash equivalents at end of period	$ (51,262,000)		$ (448,000)